FAIR VALUE MEASUREMENTS - Valuation Inputs for Warrant Liability (Details)	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 14, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term	5 years	5 years
Fair value of common stock (in dollars per share)	$ 9.20	$ 9.20
Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50
Fair value of common stock (in dollars per share)			$ 10.60
Risk-free interest rate | Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			0.004
Expected term (years) | Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants expected term			1 year
Expected volatility | Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input			0.200